Concentration	12 Months Ended
Mar. 31, 2014
Risks and Uncertainties [Abstract]
Concentration

14. CONCENTRATION

97% and 100% of the Company’s revenues were related to one customer for each of the years ended March 31, 2014 and 2013, respectively. The loss of the customer or the failure to attract new customers could have a material adverse effect on our business, results of operations and financial condition.